LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
SCHEDULE OF OPERATING LEASES

	Lease 1	Lease 2
Initial Lease Term	January 2021 to December 2021	November 2018 to November 2023
Renewal Lease Term	-	November 2023 to November 2028
New Initial Lease Term	January 2022 to December 2026	-
New Renewal Lease Term	January 2027 to December 2031	-
Initial Recognition of Right to use assets at January 1, 2019	$534,140	$313,301
New Initial Recognition of Right to use Assets at December 31, 2021	$977,220	$-
Incremental Borrowing Rate	10%	10%

SCHEDULE OF FUTURE MINIMUM PAYMENTS FOR OPERATING LEASE LIABILITIES

Amounts due within twelve months of December 31
2023	293,683
2024	302,494
2025	311,569
2026	320,916
Thereafter	105,531
Total minimum lease payments	1,334,193
Less: effect of discounting	(264,228)
Present value of future minimum lease payments	1,069,965
Less: current obligations under leases	195,475
Long-term lease obligations	$874,490